Employee Benefits - Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (37,036)	$ (30,045)
Fair value of plan assets	32,016	27,297	$ 32,423
Funded status	(5,020)	(2,748)
Non-current other liabilities (note 8)	(5,020)	(2,748)
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(7,047)	(5,279)
Fair value of plan assets	6,014	4,707	$ 5,202
Funded status	(1,033)	(572)
Non-current other liabilities (note 8)	$ (1,033)	$ (572)